GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 9,562
Finite-Lived Intangible Asset, Expected Amortization, Year Two	9,330
Finite-Lived Intangible Asset, Expected Amortization, Year Three	9,260
Finite-Lived Intangible Asset, Expected Amortization, Year Four	7,051
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 6,304